Financial Risk Management - Additional Information (Detail) $ in Millions, ¥ in Billions, TWD in Billions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 TWD	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on financial instruments, net of taxes	€ (12,123,000)	€ 24,066,000	€ (7,646,000)
Derivative instruments release period	12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness	€ 0	0
Gain (loss) from reclassification adjustment from AOCI on derivatives	21,995,000	(6,691,000)	2,276,000
Gain (loss) from derivative financial instruments measured at fair value	129,900,000	119,300,000	(62,500,000)
Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total anticipated income (loss) to be released to sales/cost of sales	2,000,000	16,300,000	10,700,000
Gain (loss) on financial instruments, net of taxes	€ 1,800,000	14,500,000	9,500,000
Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total anticipated income (loss) to be released to sales/cost of sales		€ 0	€ 0
Forward Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial instruments, notional amount				$ 517.5	TWD 4.3	€ 898,227,000	¥ 34.7	$ 958.0	TWD 6.2	€ 1,219,894,000	¥ 44.8